Other current assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Other current assets

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014
Reimbursable amounts due from customers	7.4	6.2
Prepaid expenses	5.3	0.9
Deferred tax effect of internal transfer of assets – current portion	9.1	9.1
VAT receivables	1.8	3.0
Other	1.5	2.8
Total other current assets	25.1	22.0